AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 2017.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 150	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On July 22, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 146 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 22, 2017, the effectiveness of Post-Effective Amendment No. 92 (“PEA No. 92”) with respect to KraneShares NYSE Bloomberg China Clean Energy ETF, Post-Effective Amendment No. 111 (“PEA No. 111”) with respect to the KraneShares CDB ChinaBond ETF, Post-Effective Amendment No. 127 (“PEA No. 127”) with respect to the KraneShares FTSE Emerging Markets Consumer Technology ETF and Post-Effective Amendment No. 135 (“PEA No. 135”) with respect to the KraneShares One Belt One Road Index ETF.

PEA No. 92 was filed with the Commission via EDGAR Accession No. 0001144204-15-022474 on April 13, 2015 and was most recently delayed until June 24, 2017 by Post-Effective Amendment No. 144. Since no other changes are intended to be made to PEA No. 92 with respect to the KraneShares NYSE Bloomberg China Clean Energy ETF by means of this filing, Parts A, B and C of PEA No. 92 are incorporated herein by reference.

PEA No. 111 was filed with the Commission via EDGAR Accession No. 0001144204-16-094863 on April 18, 2016 and was most recently delayed until June 24, 2017 by Post-Effective Amendment No. 144. Since no other changes are intended to be made to PEA No. 111 with respect to the KraneShares CDB ChinaBond ETF by means of this filing, Parts A, B and C of PEA No. 111 are incorporated herein by reference.

PEA No. 127 was filed with the Commission via EDGAR Accession No. 0001615774-16-007861 on October 31, 2016 and was most recently delayed until June 24, 2017 by Post-Effective Amendment No. 144. Since no other changes are intended to be made to PEA No. 127 with respect to the KraneShares FTSE Emerging Markets Consumer Technology ETF by means of this filing, Parts A, B and C of PEA No. 127 are incorporated herein by reference.

PEA No. 135 was filed with the Commission via EDGAR Accession No. 0001144204-17-002635 on January 18, 2017 and was most recently delayed until June 24, 2017 by Post-Effective Amendment No. 144. Since no other changes are intended to be made to PEA No. 135 with respect to the KraneShares One Belt One Road Index ETF by means of this filing, Parts A, B and C of PEA No. 135 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part A of PEA No. 92.

The Prospectus for the KraneShares CDB ChinaBond ETF is incorporated herein by reference to Part A of PEA No. 111.

The Prospectus for the KraneShares FTSE Emerging Markets Consumer Technology ETF is incorporated herein by reference to Part A of PEA No. 127.

The Prospectus for the KraneShares One Belt One Road Index ETF is incorporated herein by reference to Part A of PEA No. 135.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part B of PEA No. 92.

The Statement of Additional Information for the KraneShares CDB ChinaBond ETF is incorporated herein by reference to Part B of PEA No. 111.

The Statement of Additional Information for the KraneShares FTSE Emerging Markets Consumer Technology ETF is incorporated herein by reference to Part B of PEA No. 127.

The Statement of Additional Information for the KraneShares One Belt One Road Index ETF is incorporated herein by reference to Part B of PEA No. 135.

PART C – OTHER INFORMATION

The Part C for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part C of PEA No. 92.

The Part C for the KraneShares CDB ChinaBond ETF is incorporated herein by reference to Part C of PEA No. 111.

The Part C for the KraneShares FTSE Emerging Markets Consumer Technology ETF is incorporated herein by reference to Part C of PEA No. 127.

The Part C for the KraneShares One Belt One Road Index ETF is incorporated herein by reference to Part C of PEA No. 135.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 146 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 23rd day of June 2017.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	June 23, 2017
Jonathan Krane	and Principal Financial Officer

/s/ John Ferguson*	Trustee	June 23, 2017
John Ferguson

/s/ Matthew Stroyman*	Trustee	June 23, 2017
Matthew Stroyman

*/s/ Stacy L. Fuller
Stacy L. Fuller

*	Signatures affixed by Stacy L. Fuller on September 29, 2015 pursuant to powers of attorney filed on February 10, 2016.